Geographic Information - Schedule of Revenue by Geographical Region Based on the Location of Service Performance (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total	$ 1,965,506	¥ 13,336,158	¥ 35,593,055	¥ 45,976,421
North America [Member]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total		8,857,412	19,663,963	25,689,032
PRC [Member]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total		1,064,411	7,474,699	12,758,034
Japan and Korea [Member]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total		2,875,304	6,556,006	5,298,445
Others [Member]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total		¥ 539,031	¥ 1,898,387	¥ 2,230,910